Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liabilities [Abstract]
Schedule of warrant liabilities
	Year ended December 31, 2022
	No. of units	Amount
Transfer from capital reorganization (Note)	10,025,081	$2,495,243
Warrants exercised	(62,107)	(15,514)
Change in fair value	—	(437,319)
At December 31, 2022	9,962,974	$2,042,410